Employees - Share-based compensation plans (Details)			12 Months Ended
	Dec. 18, 2025 € / shares	Dec. 09, 2025 EUR (€)	Dec. 31, 2025 EUR (€) EquityInstruments plan	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Share-based compensation plans
Number of plans | plan			3
Number of shares outstanding in share-based payment arrangement | EquityInstruments			3,375,122
Charge			€ 35,000,000	€ 32,000,000	€ 20,000,000
Legacy Unilever PLC share plans and Replacement Awards
Share-based compensation plans
Vesting period (in years)			3 years
Performance Share Plan
Share-based compensation plans
Vesting period (in years)			3 years
Performance Share Plan | Executive director
Share-based compensation plans
Holding period (in years)			2 years
Release period (in years)			5 years
Replacement Performance Share Plan
Share-based compensation plans
Number of shares outstanding in share-based payment arrangement | EquityInstruments			810,902
Replacement Annual Share Plan
Share-based compensation plans
Number of shares outstanding in share-based payment arrangement | EquityInstruments			1,754,773
Retention Awards
Share-based compensation plans
Number of shares outstanding in share-based payment arrangement | EquityInstruments			450,808
Celebration Awards
Share-based compensation plans
Vesting period (in years)		12 months
Value of individual awards granted to eligible employees, per employee		€ 300
Number of shares outstanding in share-based payment arrangement | EquityInstruments			358,639
TMICC awards
Share-based compensation plans
Weighted average share price | € / shares	€ 13.4
Legacy Unilever Plans | Performance Share Plan
Share-based compensation plans
Charge			€ 15,000,000
Legacy Unilever Plans | Annual Share Plan
Share-based compensation plans
Charge			13,000,000
TMICC Plan | Replacement Performance Share Plan
Share-based compensation plans
Charge			1,000,000
TMICC Plan | Replacement Annual Share Plan
Share-based compensation plans
Charge			1,000,000
TMICC Plan | Retention Awards
Share-based compensation plans
Charge			5,000,000
TMICC Plan | Celebration Awards
Share-based compensation plans
Charge			€ 0